1933 Act File No. 33-68090
                                                     1940 Act File No. #811-7988


                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                         Post-Effective Amendment No. 6
                                                                            [X]
                                      And

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                                                            [X]
                                    OF 1940

                                Amendment No. 6
                                                                            [X]


                          LORD ABBETT INVESTMENT TRUST
                Exact Name of Registrant as Specified in Charter

                  767 FIFTH AVENUE, NEW YORK, N. Y. 10153-0203
                     Address of Principal Executive Office

                  Registrant's Telephone Number (212) 848-1800

                 Kenneth B. Cutler, Vice President & Secretary
                    767 FIFTH AVENUE, NEW YORK, N. Y. 10153
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)

          immediately on filing pursuant to paragraph (b) of Rule 485 on April 1, 1995 pursuant to paragraph (b) of Rule 485

          60 days after filing pursuant to paragraph (a) (1) of Rule 485 on (date) pursuant to paragraph (a) (1) of Rule 485

 X        75 days after filing pursuant to paragraph (a) (2) of Rule 485
--

          on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

     this post-effective amendment designates a new effective date for a previously filed post-effective amendment

In accordance with Rule 24f-2 under the Investment Company Act of 1940, an indefinite amount of Registrant's shares of U.S. Government Securities Series are being registered by this registration statement under the Securities Act of 1933. Amount of Registration Fee: $500 for Securities Act of 1933 Registration.

Registrant  has  registered on behalf of its Limited  Duration  U.S.  Government
Securities Series and Balanced Series an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-2 Notice for these two series for the most recent fiscal year was filed with the Commission on or about December 22, 1994.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 6 (the "Amendment") to the Registrant's Registration Statement relates to the U.S. Government Securities Series of the Registrant.

          The other series of shares of the Registrant are listed below and are offered by the Prospectus in Part A of the Post-Effective Amendment to the Registrants' Registration Statement as identified. The following is a separate series of shares of the Registrant. This Amendment does not relate to, amend or otherwise affect the Prospectus contained in the prior Post-Effective Amendment, and pursuant to Rule 485(d) under the Securities Act of 1933, does not affect the effectiveness of such Post-Effective Amendment.

Limited Duration U.S.                                  Post-Effective
Government Securities Series                           Amendment No. 5
Balanced Series




                          LORD ABBETT INVESTMENT TRUST
                                   FORM N-1A
                             Cross Reference Sheet
                         Post-Effective Amendment No. 6
                            Pursuant to Rule 481(a)


Form N-1A                        Location In Prospectus or
Item No.                         Statement of Additional Information

1                                Cover Page
2                                Fee Table
3                                N/A
4 (a) (i)                        Cover Page
4 (a) (ii)                       Investment Objective; How We Invest
4 (b) (c)                        How We Invest
5 (a) (b) (c)                    Our Management; Back Cover Page
5 (d)                            N/A
5 (e)                            Back Cover Page
5 (f)                            Our Management
5 (g)                            N/A
5 A                              N/A
6 (a)                            Cover Page
6 (b) (c) (d)                    N/A
6 (e)                            Cover Page
6 (f) (g)                        Dividends, Capital Gains
                                 Distributions and Taxes
6 (h)                            N/A
7 (a)                            Back Cover Page
7 (b) (c) (d)
  (f)                            Purchases
7 (e)                            N/A
8                                Redemptions and Repurchases
9                                N/A
10                               Cover Page
11                               Cover Page - Table of Contents

Form N-1A                        Location In Prospectus or
Item No.                         Statement of Additional Information
----------                       ------------------------------------

12                               N/A
13 (a) (b) (c)                   Investment Objective and Policies
13 (d)                           N/A
14                               Trustees and Officers
15 (a) (c)                       N/A
15 (b)                           Trustees and Officers
16 (a) (i)                       Investment Advisory and Other Services
16 (a) (ii)                      Trustees and Officers
16 (a) (iii)                     Investment Advisory and Other Services
16 (b)                           Investment Advisory and Other Services
16 (c) (d) (e)
   (g)                           N/A
16 (f)                           Purchases, Redemptions
                                 and Shareholder Services
16 (h)                           Investment Advisory and Other Services
16 (i)                           N/A
17 (a)                           Portfolio Transactions
17 (b)                           N/A
17 (c)                           Portfolio Transactions
17 (d) (e)                       N/A
18 (a)                           Cover Page
18 (b)                           N/A
19 (a) (b)                       Purchases, Redemptions
                                 and Shareholder Services
19 (c)                           N/A
20                               Taxes
21 (a)                           Purchases, Redemptions
                                 and Shareholder Services
21 (b) (c)                       N/A
22 (a)                           N/A
22 (b)                           Past Performance
23                               Financial Statements

                          LORD ABBETT INVESTMENT TRUST
                          The General Motors Building
                                767 Fifth Avenue
                            New York, NY 10153-0203
                                  800-426-1130


                  The Lord Abbett U.S. Government Securities Series ("we" or the "Series") is a separate series of Lord Abbett Investment Trust (the "Fund"), a diversified, open-end management investment company organized as a Delaware business trust on August 16, 1993. Currently, the Fund consists of three separate series -- the Lord Abbett Limited Duration U.S. Government Securities Series, the Lord Abbett Balanced Series, and the Series, which is effective immediately. Only shares of the Series are being offered in this prospectus.

                  The Series' investment objective is high current income with relatively low risk of price decline. The Series will seek its objective by investing primarily in intermediate- and long-term U.S. Government securities. The Series will not change this objective without first obtaining shareholder approval.
There can be no assurance that the Series will achieve its objective.

                  This Prospectus sets forth concisely the information about the Series that a prospective investor should know before investing. Additional information about the Fund and the Series has been filed with the Securities and Exchange Commission and is available upon request without charge. The Statement of Additional Information is incorporated by reference into this Prospectus and may be obtained, without charge, by writing to the Fund or by calling 800-874-3733. Ask for "Part B of the Prospectus -- the Statement of Additional Information".

     The date of this Prospectus and the date of the Statement of Additional Information is March 6, 1996.

                                   PROSPECTUS

                  Investors should read and retain this Prospectus. Shareholder inquiries should be made in writing to the Fund or by calling 800-821-5129. You can also make inquiries through your broker-dealer.

                  Shares of the Series are not deposits or obligations of, or guaranteed or endorsed by, any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Series involves risks, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENT OBJECTIVE                                   3

FEE TABLE                                              4

HOW WE INVEST                                          5

PURCHASES                                              8

SHAREHOLDER SERVICES                                   13

OUR MANAGEMENT                                         14

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES       16

REDEMPTIONS                                            17

PERFORMANCE                                            18

1    INVESTMENT OBJECTIVE

                  The investment objective of the Series is high current income with relatively low risk of price decline. The shares of the Series can fluctuate in value more than short-duration U.S. Government securities and consistent with intermediate-duration U.S. Government securities like those we hold. For example, assuming a portfolio duration of eight years, an increase in interest rates of 1%, a parallel shift in the yield curve and no change in the spread relationships among mortgage-related securities, the value of the portfolio would decline 8%. Using the same assumptions, if interest rates decrease 1%, the value of the portfolio would increase 8%. This volatility, while not eliminated, is managed by the investment policy of Lord, Abbett & Co. ("Lord Abbett") to maintain the average duration of securities held by the Series at between three and eight years. "Duration" is the weighted average time to receipt of all cash flows due by maturity from an obligation.

2    FEE TABLE

                  A summary of the Series' expenses is set forth in the table below. The example is not a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Shareholder Transaction Expenses
(as a percentage of offering price)
Maximum Sales Load(1) on Purchases (See "Purchases")                               4.75%
Redemption Fee (See "Purchases")                                                   None(2)
Deferred Sales Load(1)                                                             None(2)
Annual Fund Operating Expenses (as a percentage of average net assets)
Management Fee (See "Our Management")                                              .50%(3)
12b-1 Fees (See "Purchases")                                                       .__%(3)
Other Expenses (See "Our Management")                                              .__%(3)
Total Operating Expenses                                                           .__%(3)

Example: Assume an annual return of 5% and there is no change in the level of expenses described above. For every $1,000 invested, with reinvestment of all distributions, you would pay the following total expenses if you closed your account after the number of years indicated.

                  1 year   3 years
                  $56(4)   $75(4)

(1) Sales "load" is referred to as sales "charge" and "deferred sales load" is referred to as "contingent deferred reimbursement charge" throughout this Prospectus.

(2) Redemptions of shares on which the Series' 1% Rule 12b-1 sales distribution fee for purchases of $1 million or more has been paid are subject to a 1% contingent deferred reimbursement charge, if the redemption occurs within 24 months after the month of purchase, subject to certain exceptions described herein. See "12b-1 Plan" under "Purchases" for a description of the Plan.

(3) The Series expenses are estimated for the fiscal year. Although not obligated to, Lord Abbett may waive its management fee and subsidize the operating expenses with respect to the Series.

(4)        Based on total estimated operating expenses shown in the table above.

The foregoing is provided to give investors a better understanding of the expenses that are incurred by an investment In the Series.


3    HOW WE INVEST

                  The Series seeks high current income with relatively low risk of price decline. To achieve this goal, the Series will invest in U.S. Government securities. U.S. Government securities include: (1) obligations issued by the U.S. Treasury, differing only in their interest rates, maturities and time of issuance, and including Treasury bills maturing in one year or less, Treasury notes maturing in one to ten years and Treasury bonds with maturities of over ten years and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the United States (such as Government National Mortgage Association ("GNMA") certificates), (b) the right of the issuer to borrow from the U.S. Treasury or (c) the credit of the instrumentality. Agencies and instrumentalities include the Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Federal Farm Credit Bank, Student Loan Marketing Association, Tennessee Valley Authority, Financing Corporation and Resolution Funding Corporation. Obligations issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities include those so issued in a form separated into their component parts of principal and coupon payments, i.e., "component securities." A security backed by the U.S. Treasury or a U.S. Government agency, although providing substantial protection against credit risk, is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate and, accordingly, such securities will not protect investors against price changes due to changing interest rates. Longer maturity U.S. Government securities may exhibit greater price volatility in response to changes in interest rates than shorter maturity securities. In addition, certain U.S. Government securities may show even greater volatility if, for example, the interest payment component has been removed, as with zero coupon bonds. The value of shares of the Series will change as the general levels of interest rates fluctuate. When interest rates decline, share value can be expected to rise. Conversely, when interest rates rise, share value can be expected to decline.

                  Investments in GNMA certificates, which are pools of home mortgages and other mortgage-backed securities, are subject to prepayment of principal as mortgages are prepaid. The Series must reinvest these prepayments at prevailing rates, which may be lower than the yield of the GNMA certificate or other mortgage-backed securities. These prepayments will result in a further reduction in principal if the GNMA certificate or other mortgage-backed security is trading over par. Mortgage prepayments generally increase in a falling interest rate environment and, accordingly, often result in a reduction of principal. In a rising interest rate environment, prepayments tend to decline which increases the duration and volatility of such GNMA certificates.

                  The Series may invest in liquid interest-only and principal-only mortgage-backed securities backed by fixed-rate mortgages under guidelines established by the Board of Trustees of the Fund to assure that they may be sold promptly in the ordinary course of business at a value reasonably close to that used in calculating the Series' net asset value per share.

                  Although the longer maturity U.S. Government securities, zero coupon bonds, GNMA certificates and other mortgage-backed securities mentioned above may be volatile, this volatility, while not eliminated, is managed by the above-mentioned policy of Lord Abbett to maintain the average duration of securities held by the Series at between three and eight years.

                  While growth of capital is not an objective of the Series, capital appreciation may result from efforts to secure high current income.

                  The Series may purchase U.S. Government securities on a when-issued basis and, while awaiting delivery and before paying for them ("settlement"), normally may invest in short-term U.S. Government. The Series does not start earning interest on these when-issued securities until settlement and often they are sold prior to settlement. While this investment strategy may contribute significantly to a portfolio turnover rate in excess of 100%, it will have little or no transaction cost or adverse tax consequences for the Series. Transaction costs normally do not involve brokerage because the Series' fixed-income portfolio transactions usually are on a principal basis and at the time of purchase we normally anticipate that any markups charged will be more than offset by the anticipated economic benefits of the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Series' custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of value.

                  The Series may engage in the lending of its portfolio securities. These loans may not exceed 30% of the value of the Series' total assets. In such an arrangement the Series lends securities from its portfolio to registered broker-dealers. Such loans are continuously collateralized by an amount at least equal to 100% of the market value of the securities loaned. Cash collateral is invested in obligations issued or guaranteed by the U.S. Government or its agencies, or repurchase agreements with respect to the foregoing. As with other extensions of credit, there are risks of delay in recovery and market loss should the borrowers of the portfolio securities fail financially.

                  The Series will not borrow money except as a temporary measure for extraordinary or emergency purposes and then not in excess of 5% of its gross assets (at cost or market value, whichever is lower) at the time of borrowing.

                  The Series may enter into repurchase agreements with respect to a security. A repurchase agreement is a transaction by which the Series acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. Such repurchase agreement must, at all times, be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement.

4    PURCHASES

                  You may buy shares of the Series through any independent securities dealer having a sales agreement with Lord Abbett, our exclusive selling agent. Place your order with your investment dealer or send it to Lord Abbett Investment Trust--U.S. Government Securities Series (P.O. Box 419100, Kansas City, Missouri 64141). The minimum initial investment is $500 except for Invest-A-Matic and Div-Move ($250 initial and $50 monthly minimum) and Retirement Plans ($250 minimum). Subsequent investments may be made in any amount. See "Shareholder Services".

                  The net asset value of the Series' shares is calculated every business day as of the close of the New York Stock Exchange ("NYSE") by dividing net assets by the number of shares outstanding. Securities are valued at their market value as more fully described in the Statement of Additional Information.

                  Orders for shares received by the Series prior to the close of the NYSE or received by dealers prior to such close and received by Lord Abbett prior to the close of its business day, will be confirmed at the applicable public offering price effective at such NYSE close. Orders received by dealers after the NYSE closes and received by Lord Abbett in proper form prior to the close of its next business day are executed at the applicable public offering price effective as of the close of the NYSE on that next business day. The dealer is responsible for the timely transmission of orders to Lord Abbett. A business day is a day on which the NYSE is open for trading.

                  For information regarding the proper form of a purchase or redemption order, call the Fund at 800-821-5129. This offering may be suspended, changed or withdrawn. Lord Abbett reserves the right to reject any order.

                  The offering price is based on the per-share net asset value calculated as of the times described above plus a sales charge as follows:

                                          Sales Charge as a               Dealer's          To Compute
                                           Percentage of:              Concession as a    Offering Price,
                                                                        Percentage of      Divide NAV by
                                                                       Offering Price*
      Size of Investment          Offering Price      Net Amount
                                                      Invested
Less than $50,000                   4.75%              4.99%              4.00%              .9525
$50,000 to $99,999                  4.75%              4.99%              4.25%              .9525
$100,000 to $249,999                3.75%              3.90%              3.25%              .9625
$250,000 to $499,999                2.75%              2.83%              2.50%              .9725
$500,000 to $999,999                2.00%              2.04%              1.75%              .9800
$1,000,000 or more                      No Sales Charge                   1.00%             1.0000

* Lord Abbett may, for specified periods, allow dealers to retain the full sales charge for sales of shares during such periods, or pay an additional concession to a dealer who, during a specified period, sells a minimum dollar amount of our shares and/or shares of other Lord Abbett-sponsored funds. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. Lord Abbett may, from time to time, implement promotions under which Lord Abbett will pay a fee to dealers with respect to certain purchases not involving the imposition of a sales charge. Additional payments may be paid from Lord Abbett's own resources and will be made In the form of cash or, if permitted, non-cash payments. The non-cash payments will include business seminars at resorts or other locations, including meals and entertainment, or the receipt of merchandise. The cash payments will include payment of various business expenses of the dealer.

         In selecting dealers to execute portfolio transactions, if two or more dealers are considered capable of providing best execution, we may prefer the dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds.

         Volume Discounts. This section describes several ways to qualify for a lower sales charge if you inform Lord Abbett or the Fund that you are eligible at the time of purchase.

         (1) Any purchaser (as described below) may aggregate a purchase in the Series with purchases of any other eligible Lord Abbett-sponsored fund, together with the current value at maximum offering price of any shares in the Fund and in any eligible Lord Abbett-sponsored funds held by the purchaser. (Holdings in the following funds are not eligible for the above rights of accumulation: Lord Abbett Equity Fund ("LAEF"), Lord Abbett Series Fund ("LASF"), Lord Abbett Research Fund if not offered to the general public ("LARF") and Lord Abbett U.S. Government Securities Money Market Fund ("GSMMF"), except for existing holdings in GSMMF which are attributable to shares exchanged from a Lord Abbett-sponsored fund offered with a front-end sales charge or from a fund in the Lord Abbett Counsel Group.) (2) A purchaser may sign a non-binding 13 month statement of intention to invest $100,000 or more in the Fund or in any of the above eligible funds. If the intended purchases are completed during the period, each purchase will be at the sales charge, if any, applicable to the aggregate of such purchaser's intended purchases. If not completed, each purchase will be at the sales charge for the aggregate of the actual purchases. Shares issued upon reinvestment of dividends or distributions are not included in the statement of intention. The term "purchaser" includes (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust qualified under Section 401 of the Internal Revenue Code -- more than one qualified employee benefit trust of a single employer, including its consolidated subsidiaries, may be considered a single trust, as may qualified plans of multiple employers registered in the name of a single bank trustee as one account), although more than one beneficiary is involved.

         Shares of the Series may be purchased at net asset value by trustees of the Fund, employees of Lord Abbett, employees of our shareholder servicing agent and employees of any securities dealer having a sales agreement with Lord Abbett who consents to such purchases or by the trustee or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of such persons or for the benefit of any national securities trade organization to which Lord Abbett belongs or any company with an account(s) in excess of $10 million managed by Lord Abbett on a private-advisory-account basis. For purposes of this paragraph, the terms "trustees" and "employees" include a trustee's or employee's spouse (including the surviving spouse of a deceased trustee or employee). The terms "trustees" and "employees of Lord Abbett" also include other family members and retired trustees and employees. Shares of the Series also may be purchased at net asset value (a) at $1 million or more, (b) with dividends and distributions from other Lord Abbett-sponsored funds, except for dividends and distributions on shares of LARF, LAEF, LASF and Lord Abbett Counsel Group, (c) under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for share purchases representing the repayment of principal and interest, (d) by certain authorized brokers, dealers, registered investment advisers or other financial institutions who have entered into an agreement with Lord Abbett in accordance with certain standards approved by Lord Abbett, providing specifically for the use of the Series' shares in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers and other financial institutions, (e) by employees, partners and owners of unaffiliated consultants and advisers to Lord Abbett or Lord Abbett-sponsored funds who consent to such purchase if such persons provide services to Lord Abbett or such funds on a continuing basis and are familiar with such funds and (f) subject to appropriate documentation, through a securities dealer where the amount invested represents redemption proceeds from shares ("Redeemed Shares") of a registered open-end management investment company not distributed or managed by Lord Abbett (other than a money market fund), if such redemptions have occurred no more than 60 days prior to the purchase of the Series' shares, the Redeemed Shares were held for at least six months prior to redemption and the proceeds of redemption were maintained in cash or a money market fund prior to purchase. Purchasers should consider the impact, if any, of contingent deferred sales charges in determining whether to redeem shares for subsequent investment in our shares. Lord Abbett may suspend or terminate the purchase option referred to in (f) above at any time.

         The Series' assets may be issued at net asset value in exchange for the assets, subject to possible tax adjustment, of a personal holding company or an investment company.

         Rule 12b-1 Plan. The Fund, on behalf of the Series, has adopted a Rule 12b-1 Plan (the "Plan") which authorizes Lord Abbett to pay distribution fees to dealers in order to provide additional incentives for them (a) to provide continuing information and investment services to their shareholder accounts and otherwise to encourage their accounts to remain invested in the Series and (b) to sell shares of the Series. Under the Plan (except as to certain accounts, such as those for which tracking data is not available) the Series pays Lord Abbett, who passes on to dealers, (1) an annual service fee (payable quarterly) of .25% of the average daily net asset value of the Series' shares attributable to sales by dealers on or after September 1, 1985 and .15% of the average daily net asset value of shares sold by dealers prior to that date and (2) a one-time 1% sales distribution fee, at the time of sale, on all shares at the $1 million level sold by dealers including sales qualifying at such level under the rights of accumulation and statement of intention privileges. Lord Abbett is required to pay the sales distribution fee to dealers as compensation for selling our shares.

         Holders of shares on which the 1% sales distribution fee has been paid will be required to pay to the Series a contingent deferred reimbursement charge of 1% of the original cost or the then net asset value, whichever is less, of all shares so purchased which are redeemed out of the Lord Abbett-sponsored family of funds on or before the end of the twenty-fourth month after the month in which the purchase occurred. (An exception is made for redemptions by tax-qualified plans under Section 401 of the Internal Revenue Code for benefit payments due to plan loans, hardship withdrawals, death, retirement or separation from service with respect to plan participants.) If the shares have been exchanged into another Lord Abbett fund and are thereafter redeemed out of the Lord Abbett family on or before the end of such twenty-fourth month, the charge will be collected for the Series by the other fund. The Series will collect such a charge for other Lord Abbett-sponsored funds in a similar situation. Shares of a fund or series on which the 1% sales distribution fee has been paid may not be exchanged into a fund or series with a Rule 12b-1 Plan for which the payment provisions have not been in effect for at least one year.

5    SHAREHOLDER SERVICES

We offer the following shareholder services:
         Telephone Exchange Privilege: Shares may be exchanged, without a service charge, for those of any other Lord Abbett-sponsored fund except for (i) LAEF, LASF and Lord Abbett Counsel Group and (ii) certain tax-free single-state series where the exchanging shareholder is a resident of a state in which such series is not offered for sale (together, "Eligible Funds").

         You or your representative with proper identification can instruct the Fund to exchange uncertificated shares (held by the transfer agent) by telephone. Shareholders have this privilege unless they refuse it in writing. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine and will employ reasonable procedures to confirm that instructions received are genuine, including requesting proper identification, and recording all telephone exchanges. Instructions must be received by the Fund in Kansas City (800-521-5315) prior to the close of the NYSE to obtain each fund's net asset value per share on that day. Expedited exchanges by telephone may be difficult to implement in times of drastic economic or market change. The exchange privilege should not be used to take advantage of short-term swings in the market. The Fund reserves the right to terminate or limit the privilege of any shareholder who makes frequent exchanges. The Fund can revoke the privilege for all shareholders upon 60 days' prior written notice. A prospectus for the other Lord Abbett-sponsored fund selected by you should be obtained and read before an exchange. Exercise of the Exchange Privilege will be treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be recognized.

         Systematic Withdrawal Plan: Except for retirement plans for which there is no such minimum, if the maximum offering price value of your uncertificated shares is at least $10,000, you may have periodic cash withdrawals automatically paid to you in either fixed or variable amounts.

         Div-Move: You can invest the dividends paid on your account ($50 minimum monthly investment) into an existing account in any other Eligible Fund. The account must be either your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

     Invest-A-Matic: You can make fixed, periodic investments ($50 minimum monthly investment) into the Series and/or any Eligible Fund by means of automatic money transfers from your bank checking account. You should read the prospectus of the other fund before investing.

         Retirement Plans: Lord Abbett makes available the retirement plan forms and custodial agreements for IRAs (Individual Retirement Accounts including Simplified Employee Pensions), 403(b) plans and pension and profit-sharing plans.

     All correspondence should be directed to Lord Abbett Investment Trust--U.S. Government Securities Series (P.O. Box 419100, Kansas City, Missouri 64141; 800-821-5129).

6    OUR MANAGEMENT

         Our business is managed by our officers on a day-to-day basis under the overall direction of our Board of Trustees. We employ Lord Abbett as investment manager pursuant to a Management Agreement. Lord Abbett has been an investment manager for over 60 years and currently manages approximately $18 billion in a family of mutual funds and other advisory accounts. Under the Management Agreement, Lord Abbett provides us with investment management services and personnel, pays the remuneration of our officers and our Trustees affiliated with Lord Abbett, provides us with office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and supervision of our portfolio and certain other costs. Lord Abbett provides similar services to fifteen other funds having various investment objectives and
also  advises  other  investment  clients.   Zane  E.  Brown,  Trustee  of  the
fixed-income group, will serve as portfolio manager of the Series. Mr. Brown has over 19 years of investment experience and has been with Lord Abbett since 1992. Mr. Brown is assisted by, and may delegate management duties to, other Lord Abbett employees who may be Fund officers.

         Under the Management Agreement, we are obligated to pay Lord Abbett a monthly fee based on average daily net assets for each month. In addition, we pay all expenses not expressly assumed by Lord Abbett.

     We will not hold annual meetings of shareholders unless required to by the Investment Company Act of 1940, the Board of Trustees or the shareholders with one-quarter of the outstanding stock entitled to vote. See the Statement of Additional Information for more details.

         The Fund was organized as a Delaware business trust on August 16, 1993. Each outstanding share has one vote and an equal right to dividends and distributions of its series. All shares have noncumulative voting rights for the election of Trustees. At _________, 1996, Lord Abbett owned 100% of the Series' shares.

7    DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

         You begin earning dividends on the business day that payment for shares purchased is received. Dividends from net investment income are declared daily and paid on the 15th of each month, or if the 15th is not a business day, on the first business day after the 15th. Dividends may be taken in cash or reinvested in additional shares at net asset value without a sales charge.

         Checks   representing   dividends  paid  in  cash  will  be  mailed  to
shareholders as soon as practicable after the payment date.

         A long-term capital gains distribution is made when we have net profits during the year from sales of securities which we have held more than one year. If we realize net short-term capital gains, they also will be distributed. Any capital gains distribution will be made in January. You may take the distribution in cash or reinvest it in additional shares at net asset value without a sales charge.

         Supplemental dividends and distributions also may be paid in December or January. Dividends and distributions declared in October, November or December of any year to shareholders of record as of a date in such a month will be treated for federal income tax purposes as having been received by shareholders in that year if they are paid before February 1 of the following year.

         We intend to continue to meet the requirements of Subchapter M of the Internal Revenue Code. We will try to distribute to shareholders all our net investment income and net realized capital gains, so as to avoid the necessity of the Series paying federal income tax. Shareholders, however, must report dividends and capital gains distributions as taxable income. Distributions derived from net long-term capital gains which are designated by the Fund as "capital gains dividends" will be taxable to shareholders as long-term capital gains, whether received in cash or shares, regardless of how long a taxpayer has held the shares. Under current law, net long-term capital gains are taxed at the rates applicable to ordinary income, except that the maximum rate for long-term capital gains for individuals is 28%. See "Performance" for a discussion of the purchase of high-coupon securities at a premium and the distribution to shareholders as ordinary income of all interest income on those securities. This practice increases current income of the Series, but may result in higher taxable income to Series shareholders than other portfolio management practices.

         Shareholders may be subject to a $50 penalty under the Internal Revenue Code and we may be required to withhold and remit to the U.S. Treasury a portion (31%) of any redemption proceeds (including the value of shares exchanged into another Lord Abbett-sponsored fund), and of any dividend or distribution on any account, where the payee (shareholder) failed to provide a correct taxpayer identification number or to make certain required certifications.

         We will inform shareholders of the federal tax status of each dividend and distribution after the end of each calendar year. Shareholders should consult their tax advisers concerning applicable state and local taxes as well as the tax consequences of gains or losses from the redemption or exchange of our shares.

8    REDEMPTIONS

         To obtain the proceeds of an expedited redemption of $50,000 or less, you or your representative with proper identification can telephone the Fund. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine and will employ reasonable procedures to confirm that instructions received are genuine, including requesting proper identification, recording all telephone redemptions and mailing the proceeds only to the named shareholder at the address appearing on the account registration.

         If you do not qualify for the expedited procedures described above, to redeem shares directly, send your request to Lord Abbett Investment Trust--U.S. Government Securities Series (P.O. Box 419100, Kansas City, Missouri 64141) with signature(s) and any legal capacity of the signer(s) guaranteed by an eligible guarantor, accompanied by any certificates for shares to be redeemed and other required documentation. The Fund will make payment of the net asset value of the shares on the date the redemption order was received in proper form. Payment will be made within three business days. The Fund may suspend the right to redeem shares for not more than seven days or longer under unusual circumstances as permitted by Federal law. If you have purchased shares of the Series by check and subsequently submit a redemption request, redemption proceeds will be paid upon clearance of your purchase check, which may take up to 15 days. To avoid delays you may arrange for the bank upon which a check was drawn to communicate to the Fund that the check has cleared. Shares also may be redeemed by the Fund at net asset value through your securities dealer who, as an unaffiliated dealer, may charge you a fee. If your dealer receives your order prior to the close of the NYSE and communicates it to Lord Abbett, as our agent, prior to the close of Lord Abbett's business day, you will receive the net asset value of the shares being redeemed as of the close of the NYSE on that day. If the dealer does not communicate such an order to Lord Abbett until the next business day, you will receive the net asset value as of the close of the NYSE on that next business day.

         Shareholders who have redeemed their shares have a one-time right to reinvest into another account having the identical registration, in any of the Eligible Funds, at the then applicable net asset value of the shares being purchased without the payment of a sales charge. Such reinvestment must be made within 60 days of the redemption and is limited to no more than the dollar amount of the redemption proceeds.

         Under certain circumstances and subject to prior written notice, our Board of Trustees may authorize redemption of all of the shares in any account in which there are fewer than 50 shares.

         Tax-qualified Plans: For redemptions of $50,000 or less, follow normal redemption procedures. Redemptions over $50,000 must be in writing from the employer, broker or plan administrator stating the reason for the redemption. The reason for the redemption must be received by the Fund prior to, or concurrent with, the redemption request.

         We will calculate our average annual total return for the Series for a given period by determining an annual compounded rate that would cause the hypothetical initial investment made on the first day of the period to equal the ending redeemable value. The calculation assumes for the period a $1,000 hypothetical initial investment in the Series, the reinvestment of all income and capital gains distributions on the reinvestment dates at the prices calculated as stated in the Prospectus, and a complete redemption at the end of the period to determine the ending redeemable value. Further information about the Series' performance will be in its annual report to shareholders which may be obtained without charge.

9    PERFORMANCE

         Yield and Total Return. Yield and total return data may, from time to time, be included in advertisements about the Series. "Yield" is calculated by dividing the Series' annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period. The Series' yield reflects the deduction of the maximum initial sales charge and reinvestment of all income dividends and capital gains distributions. "Total return" for the one-, five- and ten-year periods represents the average annual compounded rate of return on an investment of $1,000 in the Series at the maximum public offering price. Total return also may be presented for other periods or based on investment at reduced sales charge levels or net asset value. Any quotation of total return not reflecting the maximum initial sales charge would be reduced if such sales charge were used. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect.

         The Series' dividend distribution rate may differ from its SEC yield primarily because the Series may purchase short- and intermediate-term high-coupon securities at a premium and, consistent with applicable tax regulations, distribute to shareholders all of the interest income on these securities without amortizing the premiums. This practice also is used by the Series for financial statement purposes and is in accordance with generally accepted accounting principles. In other words, the Series may pay more than face value for a security that pays a greater-than-market rate of interest and then distribute all such interest as dividends. The principal payable on the security at maturity will equal the security's face value, and so the market value of the security will gradually decrease to face value, assuming no changes in the market rate of interest or in the credit quality of the issuer.
Shareholders should recognize that such dividends will therefore tend to decrease the net asset value of the Series. Dividends paid from this interest income are taxable to shareholders at ordinary income tax rates.

         The Series may make distributions in excess of net investment income from time to time to provide more stable dividends. Such distributions could cause slight decreases in net asset values over time, but historically have not resulted in a return of capital for tax purposes.

         See "Past Performance" in the Statement of Additional Information for a more detailed discussion concerning the computation of the Series' total return and yield.

         This Prospectus does not constitute an offering in any jurisdiction in which such offer is not authorized or in which the person making such offer is not qualified to do so or to anyone to whom it is unlawful to make such offer.

         No person is authorized to give any information or to make any representations not contained in this Prospectus, or in supplemental sales material authorized by the Fund and no person is entitled to rely upon any information or representation not contained herein or therein.

LORD ABBETT
Statement of Additional Information March 6, 1996


                                  Lord Abbett
                                Investment Trust



This Statement of Additional Information is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord, Abbett & Co. at The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. This Statement relates to, and should be read in conjunction with, the Prospectus dated March 6, 1996.

Lord Abbett Investment Trust (referred to as the "Fund") was organized as a Delaware business trust on August 16, 1993. The Fund's trustees have authority to create separate classes and series of shares of beneficial interest, without further action by shareholders. To date, the Fund has three series consisting of three classes of shares - Lord Abbett Limited Duration U.S. Government
Securities Series, Lord Abbett Balanced Series and Lord Abbett U.S. Government Securities Series (a new series effective immediately). Further classes or series may be added in the future. The Investment Company Act of 1940, as amended (the "Act"), requires that where more than one class or series exists, each class or series must be preferred over all other classes or series of assets specifically allocated to such class or series. Only shares of Lord Abbett U.S. Government Securities Series (sometimes referred to as "we" or the "Series") are described in this Statement of Additional Information.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from its separate voting requirements.

Shareholder inquiries should be made by writing directly to the Fund or by calling 800-821-5129. In addition, you can make inquiries through your dealer.


                  TABLE OF CONTENTS                                     Page

1.       Investment Objective and Policies                             3

2.       Trustees and Officers                                         6

3.       Investment Advisory and Other Services                        9

4.       Portfolio Transactions                                        10

5.       Purchases, Redemptions
         and Shareholder Services                                      11

6.       Past Performance                                              16

7.       Taxes                                                         16

8.       Information About The Fund                                    16

                                       1.
                       Investment Objective and Policies

The Series' investment objective and policies are described in the Prospectus on the cover page and under "How We Invest". In addition to those policies described in the Prospectus, the Series is subject to the following fundamental investment restrictions which cannot be changed without shareholder approval. We may not: (1) sell short or buy on margin; (2) borrow securities; (3) borrow money except as a temporary measure for extraordinary or emergency purposes and then not in excess of 5% of our gross assets (at cost or market value, whichever is lower) at the time of borrowing; (4) engage in the underwriting of securities; (5) lend money or securities to any person, except through entering into short-term repurchase agreements with sellers of securities we have purchased and by lending our portfolio securities to registered broker-dealers where the loan is 100% secured by cash or its equivalent as long as we comply with regulatory requirements and management deems such loans not to expose us to significant risk or adversely affect our qualification for pass-through tax treatment under the Internal Revenue Code; (6) pledge, mortgage, or hypothecate our assets; (7) deal in real estate, commodities, or commodity contracts; (8) invest in securities issued by other investment companies as defined in the Investment Company Act of 1940; (9) buy securities of any issuer unless it or its predecessor has a record of three years' continuous operation, except that we may buy securities of such issuers through subscription offers or other rights we receive as a security holder of companies offering such subscriptions or rights, and such purchases will then be limited in the aggregate to 5% of our net assets at the time of investment; (10) buy securities if the purchase would then cause us to have more than 5% of our gross assets, at market value at the time of investment, invested in the securities of any one issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to own more than 10% of the voting securities of any issuer; (11) hold securities of any issuer when more than 1/2 of 1% of its securities are owned beneficially by one or more of our officers or Trustees or by one or more partners of our underwriter or investment manager if these owners in the aggregate own beneficially more than 5% of such securities; (12) engage in security transactions with our underwriter or investment manager, our officers or Trustees, or firms (acting as principals) with which any of the foregoing are associated; however, this provision does not apply to our shares, or to securities we may become entitled to by reason of our ownership of securities already held, or to transactions on a securities exchange when only the regular exchange commissions and charges are imposed (we have not had, nor do we intend to have, any such transactions on an exchange) or to transactions in accordance with Investment Company Act of 1940 Rule 17a-7 or (13) concentrate our investments in any one industry.

Of course, as a matter of fundamental policy, we may not invest in securities other than U.S. Government securities, even though several of the above restrictions may imply otherwise.

If we enter into repurchase agreements as provided in clause (5) above, we will do so only with those primary reporting dealers that report to the Federal Reserve Bank of New York and with the 100 largest United States commercial banks and the underlying securities purchased under the repurchase agreements will consist only of U.S. Government securities in which we may otherwise invest.

As stated in the Prospectus, we may purchase Government securities on a when-issued basis. Under no circumstance will delivery and payment ("settlement") for such securities take place more than 120 days after the purchase date.

Lending Portfolio Securities

The Series may lend its portfolio securities to registered broker-dealers. These loans, if and when made, may not exceed 30% of the Series' total assets. The Series' loans of securities will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or its agencies ("U.S. Government Securities") or other permissible means. The cash or instruments collateralizing the Fund's lending of securities will be maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, the Series may allow a part of the interest received with respect to the investment of collateral to be paid to the borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker". No fee will be paid to affiliated persons of the Fund.

By lending portfolio securities, the Series can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by a borrower when such U.S. Government Securities are used as collateral. The Series will comply with the following conditions whenever it loans securities: (i) the Series must receive at least 100% collateral from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Series must be able to terminate the loan at any time; (iv) the Series must receive reasonable compensation with respect to the loan, as well as any dividends, interest or other distributions on the loaned securities; (v) the Series may pay only reasonable fees in connection with the loan and (vi) voting rights on the loaned securities may pass to the borrower, except that if a material event adversely affecting the investment in the loaned securities occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities.

When-Issued Transactions

As stated in the Prospectus, the Series may purchase portfolio securities on a when-issued basis. When-issued transactions involve a commitment by the Series to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. When the Series enters into a when-issued purchase, it becomes obligated to purchase securities and it assumes all the rights and risks attendant to ownership of a security, although settlement occurs at a later date. The value of securities to be delivered in the future will fluctuate as interest rates vary. At the time the Series makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The Series, generally, has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security. Under no circumstance will settlement for such securities take place more than 120 days after the purchase date.


                                       2.
                             Trustees and Officers

The following trustees of the Fund are partners of Lord, Abbett & Co., The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203. They have been associated with Lord Abbett for over five years and are also officers and/or Trustees or trustees of the fifteen other Lord Abbett-sponsored funds. They are "interested persons" as defined in the Investment Company Act of 1940, as amended, and as such, may be considered to have an indirect financial interest in the Rule 12b-1 Plan described in the Prospectus.

Ronald P. Lynch, age 59, Chairman
Robert S. Dow, age 50, President

The following outside trustees are also Trustees or trustees of the fifteen other Lord Abbett-sponsored funds referred to above except for Lord Abbett Research Fund, Inc., of which only Messrs. Millican and Neff are Trustees.

E. Thayer Bigelow
Time Warner Cable
300 First Stamford Place
Stamford, Connecticut

President and Chief Executive Officer of Time Warner Cable Programming, Inc. Formerly President and Chief Operating Officer of Home Box Office, Inc. Age 53.

Stewart S. Dixon
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon. Age 64.

John C. Jansing
162 S. Beach Road
Hobe Sound, Florida

Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 69.

C. Alan MacDonald
The Marketing Partnership, Inc.
27 Signal Road
Stamford, Connecticut

General Partner, The Marketing Partnership, Inc., a full service marketing consulting firm that specializes in strategic planning and customer specific marketing. Formerly Acquisition Consultant, The Noel Group, a private consulting firm (1994). Formerly Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992-1994). Formerly President and Chief Executive Officer of Nestle Foods Corporation, a subsidiary of Nestle S.A. (Switzerland). Age 61.

Hansel B. Millican, Jr.
Rochester Button Company
1100 Noblin Avenue
South Boston, Virginia

President and Chief Executive Officer of Rochester Button Company.  Age 65.

Thomas J. Neff
277 Park Avenue
New York, New York

President of Spencer Stuart & Associates, an executive search consulting firm. Age 57.

The second column of the following table sets forth the compensation accrued for the Fund's outside trustees. The third and fourth columns set forth information with respect to the retirement plan for outside trustees maintained by the Lord Abbett-sponsored funds. The fifth column sets forth the total compensation payable by such funds to the outside trustees. The first four columns give information for the Fund's fiscal year ended October 31, 1995; the fifth column gives information for the year ended December 31, 1995. No trustee of the Fund associated with Lord Abbett and no officer of the Fund received any compensation from the Fund for acting as a trustee or officer.


                  For the Fiscal Year Ended October 31, 1995
(1)                             (2)               (3)                     (4)                      (5)
                                               Pension or             Estimated Annual       For Year Ended
                                               Retirement Benefits    Benefits Upon          December 31, 1995
                                               Accrued as Expenses    Retirement Proposed    Total Compensation
                                               by the Fund and         to be Paid by the     Accrued by the Fund
                          Aggregate            Fifteen Other Lord     Fund and Fifteen       and Fifteen Other Lord
                          Compensation         Abbett-sponsored       Other Lord Abbett-     Abbett-sponsored
Name of Trustee           from the Fund1       Funds2                 sponsored Funds2       Funds3
---------------           --------------       ------                 ----------------       ------
E. Thayer Bigelow          $                   $                      $33,600                $______

Stewart S. Dixon           $                   $                      $33,600                $______

John C. Jansing            $                   $                      $33,600                $______

C. Alan MacDonald          $                   $                      $33,600                $______

Hansel B. Millican, Jr.    $                   $                      $33,600                $______

Thomas J. Neff             $                   $                      $33,600                $______


1. Outside trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on net assets of each fund. Fees payable by the Fund to its outside trustees are being deferred under a plan that deems the deferred amounts to be invested in shares of the Fund for later distribution to the trustees. The amounts accrued by the Fund for the year ended October 31, 1995, are as set forth after each outside trustee's name above. The total amount accrued for each outside trustee since the beginning of his tenure with the Fund, together with dividends reinvested and changes in net asset value applicable to such deemed investments, were as follows as of October 31, 1995: Mr. Bigelow; $_____; Mr. Dixon, $_____; Mr. Jansing, $_____; Mr. MacDonald, $_____; Mr.
     Millican, $_____; and Mr. Neff, $_____.

2. Each Lord Abbett-sponsored fund has a retirement plan providing that outside Trustees and trustees will receive annual retirement benefits for life equal to 80% of their final annual retainers following retirement at or after age 72 with at least 10 years of service. Each plan also provides for a reduced benefit upon early retirement under certain circumstances, a pre-retirement death benefit and actuarially reduced joint-and-survivor spousal benefits. The amounts stated would be payable annually under such retirement plans if the trustee were to retire at age 72 and the annual retainers payable by such funds were the same as they are today. The amounts accrued in column 3 were accrued by the Lord Abbett-sponsored funds during the fiscal year ended October 31, 1995 with respect to the retirement benefits in column 4.

3. This column shows aggregate compensation, including trustees' fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored funds during the year ended December 31, 1995.

Except where indicated, the following executive officers of the Fund have been associated with Lord Abbett for over five years. Of the following, Messrs. Allen, Carper, Cutler, Nordberg and Walsh are partners of Lord Abbett; the others are employees: Kenneth B. Cutler, age 63, Vice President and Secretary; Stephen I. Allen, age 41, Daniel E. Carper, age 43, E. Wayne Nordberg, age 59, John J. Walsh, age 58, Paul A. Hilstad, age 53 (with Lord Abbett since 1995 - formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.), John J. Gargana, Jr., age 64, Thomas F. Konop, age 53, Victor W. Pizzolato, age 63, Vice Presidents; and Keith F. O'Connor, age 40, Treasurer.

The Fund does not hold annual meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Fund's Declaration of Trust, shareholder meetings may be called at any time by certain officers of the Fund or by a majority of the Trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of the Fund's shareholders or upon matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of the shares of the Series outstanding and entitled to vote at the meeting.

As of March 6, 1996, our officers and trustees, as a group, owned less than 1% of our outstanding shares.


                                       3.
                     Investment Advisory and Other Services

As described under "Our Management" in the Prospectus, Lord Abbett is the investment manager for the Series. The nine general partners of Lord Abbett, all of whom are officers and/or trustees of the Fund, are: Stephen I. Allen, Daniel
E. Carper, Kenneth B. Cutler, Robert S. Dow, Thomas S. Henderson, Ronald P. Lynch, Robert G. Morris, E. Wayne Nordberg and John J. Walsh. The address of each partner is The General Motors Building, 767 Fifth Avenue, New York, New York 10153-0203.

The services performed by Lord Abbett are described in the Prospectus under "Our Management". Under the Management Agreement, we pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .50 of 1% of the portion of our net assets not in excess of $3,000,000,000 plus .45% of 1% of such assets over $3,000,000,000.

We pay all expenses not expressly assumed by Lord Abbett, including without limitation 12b-1 expenses, outside trustees' fees and expenses, association
membership  dues,  legal  and  auditing  fees,  taxes,   transfer  and  dividend
disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing share certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums and brokerage and other expenses connected with executing portfolio transactions.

The Series has agreed with the State of California to limit operating expenses (including management fees but excluding taxes, interest, extraordinary and brokerage commissions) to 2 1/2% of the Series' average annual net assets up to $30,000,000, 2% of the next $70,000,000 of such assets and 1 1/2% of such assets in excess of $100,000,000. However, as described in the Prospectus, the Series has adopted a Plan pursuant to Rule 12b-1 of the Act. Annual Plan distribution expenses up to one percent of the Series' average net assets during its fiscal year may be excluded from this expense limitation. The expense limitation is a condition on the registration of investment company shares for sale in the State and applies so long as our shares are registered for sale in the State.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281 are the independent auditors of the Fund and must be approved at least annually by our trustees to continue in such capacity. They perform audit services for the Fund including the examination of financial statements included in our annual report to shareholders.

The Bank of New York ("BNY"), 48 Wall Street, New York, New York, is the Fund's custodian.

                                       4.
                             Portfolio Transactions

Purchases and sales of portfolio securities usually will be principal transactions and normally such securities will be purchased directly from the issuer or from an underwriter or purchased from or sold to a market maker for the securities. Therefore, the Series usually will pay no brokerage commissions on such transactions. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter and purchases from or sales to dealers serving as market makers will include a dealer's markup or markdown. Principal transactions, including riskless principal transactions, are not afforded the protection of the safe harbor in
Section 28(e) of the Securities Exchange Act of 1934.

Our policy is to obtain best execution on all our portfolio transactions, which means that we seek to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction including dealer markups and markdowns and any brokerage commissions. This policy governs the selection of dealers and brokers and the market in which the transaction is executed. To the extent permitted by law, we may, if considered advantageous, make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

We select broker-dealers on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by our traders who are officers of the Fund and also are employees of Lord Abbett. These traders do the trading as well for other accounts -- investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. They are responsible for the negotiation of prices and commissions.

We may pay a brokerage commission on the purchase or sale of a security that could be purchased from or sold to a market maker if our net cost of the purchase or the net proceeds to us of the sale are at least as favorable as we could obtain on a direct purchase or sale. Brokers who receive such commissions may also provide research services at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases and may include the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Series; conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Series, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it purchased such equipment and software packages directly from the suppliers and attempted to generate such additional information through its own staff. No commitments are made regarding the allocation of brokerage business to or among brokers and trades are executed only when they are dictated by investment decisions of the Fund to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold our shares and/or shares of other Lord Abbett-sponsored funds may be preferred.

If other clients of Lord Abbett buy or sell the same security at the same time as we do, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day.

We will not seek "reciprocal" dealer business (for the purpose of applying commissions in whole or in part for our benefit or otherwise) from broker-dealers as consideration for the direction to them of portfolio business.


                                       5.
                             Purchases, Redemptions
                            and Shareholder Services


The Series values its portfolio securities at market value as of the close of the New York Stock Exchange. Market value will be determined as follows: securities listed or admitted to trading privileges on the New York or American Stock Exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Trustees.

The Series is expected to commence operations on , 1996. Based on estimated net asset value and maximum offering price per share as of such date, the maximum offering price of our shares on , 1996 will be computed as follows:

Net asset value per share (net assets divided by
shares outstanding)..........................................$

Maximum offering price per share (net asset value
divided by .9525)................................................$

The Fund has entered into a distribution agreement with Lord Abbett under which Lord Abbett is obligated to use its best efforts to find purchasers for the shares of the Series and to make reasonable efforts to sell Series shares, so long as, in Lord Abbett's judgment, a substantial distribution can be obtained by reasonable efforts.

As described in the Prospectus, the Series has adopted a Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act. In adopting the Plan and in approving its continuance, the Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Series and its shareholders. The expected benefits include greater sales and lower redemptions of Series shares, which should allow the Series to maintain a consistent cash flow, and a higher quality of service to shareholders by dealers than would otherwise be the case. Lord Abbett will use all amounts received under the Plan for payments to dealers for (i) providing continuous services to the Series' shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Series.

The Plan requires the Board of Trustees to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Fund's Board of Trustees and of the Fund's trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside trustees"), cast in person at a meeting called for the purpose of voting on such Plan and agreements. The Plan may not be amended to increase materially the amount spent for distribution expenses without approval by a majority of the Series' outstanding voting securities and the approval of a majority of the trustees, including a majority of the Series' outside trustees. The Plan may be terminated at any time by vote of a majority of the Fund's outside trustees or by vote of a majority of the Series' outstanding voting securities.

As stated in the Prospectus, a 1% contingent deferred reimbursement charge ("CDRC") is imposed with respect to those shares (or shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which the Series has paid the one-time 1% 12b-1 sales distribution fee if such shares are redeemed out of the Lord Abbett-sponsored family of funds within a period of 24 months from the end of the month in which the original sale occurred.

No CDRC is payable on redemptions by tax qualified plans under section 401 of the Internal Revenue Code for benefit payments due to plan loans, hardship withdrawals, death, retirement or separation from service with respect to plan participants. The CDRC is received by the Series and is intended to reimburse all or a portion of the amount paid by the Series if the shares are redeemed before the Series has had an opportunity to realize the anticipated benefits of having a large, long-term shareholder account in the Series. Shares of a fund or series on which such 1% sales distribution fee has been paid may not be exchanged into a fund or series with a Rule 12b-1 plan for which the payment provisions have not been in effect for at least one year.

The other Lord Abbett-sponsored funds and series which participate in the Telephone Exchange Privilege (except Lord Abbett U.S. Government Securities Money Market Fund, Inc. ("GSMMF") and certain series of Lord Abbett Tax-Free Income Fund, Inc. and Lord Abbett Tax-Free Income Trust for which a Rule 12b-1 Plan is not yet in effect (collectively, the "Non-Plan Series")) have instituted a CDRC on the same terms and conditions. No CDRC will be charged on an exchange of shares between Lord Abbett funds. Upon redemption of shares out of the Lord Abbett family of funds, the CDRC will be charged on behalf of and paid to the fund in which the original purchase (subject to a CDRC) occurred. Thus, if shares of a Lord Abbett fund are exchanged for shares of another such fund and the shares tendered ("Exchanged Shares") are subject to a CDRC, the CDRC will carry over to the shares being acquired, including GSMMF ("Acquired Shares"). Any CDRC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Although GSMMF and the Non-Plan Series will not pay a 1% sales distribution fee on $1 million purchases of their own shares, and will therefore not impose their own CDRC, GSMMF will collect the CDRC on behalf of other Lord Abbett funds. Acquired shares held in GSMMF which are subject to a CDRC will be credited with the time such shares are held in that fund.

In no event will the amount of the CDRC exceed 1% of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the Exchanged Shares for which such shares were acquired). No CDRC will be imposed when the investor redeems (i) amounts derived from increases in the value of the account above the total cost of shares being redeemed due to increases in net asset value, (ii) shares with respect to which no Lord Abbett fund paid a 1% sales distribution fee on issuance (including shares acquired through reinvestment of dividend income and capital gains distributions) or
(iii) shares which, together with Exchanged Shares, have been held continuously for 24 months from the end of the month in which the original sale occurred. In determining whether a CDRC is payable, (a) shares not subject to the CDRC will be redeemed before shares subject to the CDRC and (b) of shares subject to a CDRC, those held the longest will be the first to be redeemed.

Under the terms of the Statement of Intention to invest $100,000 or more over a 13-month period as described in the Prospectus, shares of Lord Abbett-sponsored funds (other than shares of Lord Abbett Equity Fund ("LAEF"), Lord Abbett Series Fund ("LASF"), Lord Abbett Research Fund if not offered to the general public ("LARF"), and GSMMF, unless holdings in GSMMF are attributable to shares exchanged from a Lord Abbett-sponsored fund offered with a sales charge) currently owned by you are credited as purchases (at their current offering prices on the date the Statement is signed) toward achieving the stated investment. Shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Statement is not completed. The Statement of Intention is neither a binding obligation on you to buy, nor on the Series to sell, the full amount indicated.

As stated in the Prospectus, purchasers (as defined in the Prospectus) may accumulate their investment in Lord Abbett-sponsored funds (other than LAEF, LARF, LASF, and GSMMF, unless holdings in GSMMF are attributable to shares exchanged from a Lord Abbett-sponsored fund offered with a front-end sales charge or from Lord Abbett Counsel Group) so that a current investment, plus the purchaser's holdings valued at the current maximum offering price, reach a level eligible for a discounted sales charge.

As stated in the Prospectus, our shares may be purchased at net asset value by our trustees, employees of Lord Abbett, employees of our shareholder servicing agent and employees of any securities dealer having a sales agreement with Lord Abbett who consents to such purchases or by the trustee or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of such persons or for the benefit of employees of any national securities trade organization to which Lord Abbett belongs or any company with an account(s) in excess of $10 million managed by Lord Abbett on a private-advisory-account basis. For purposes of this paragraph, the terms "trustees" and "employees" include a trustee's or employee's spouse (including the surviving spouse of a deceased trustee or employee). The terms "our trustees" and "employees of Lord Abbett" also include other family members and retired trustees and employees.

Our shares also may be  purchased  at net asset value (a) at $1 million or more,
(b) with dividends and distributions from other Lord Abbett-sponsored funds, except for LARF, LAEF, LASF and Lord Abbett Counsel Group, (c) under the loan feature of the Lord Abbett-sponsored prototype 403(b) plan for share purchases representing the repayment of principal and interest, (d) by certain authorized brokers, dealers, registered investment advisers or other financial institutions who have entered into an agreement with Lord Abbett in accordance with certain standards approved by Lord Abbett, providing specifically for the use of our shares in particular investment products made available for a fee to clients of such brokers, dealers, registered investment advisers and other financial institutions, and (e) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett or such funds on a continuing basis and are familiar with such funds. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett and/or the Fund have business relationships.

Our shares also may be purchased at net asset value, subject to appropriate documentation, through a securities dealer where the amount invested represents redemption proceeds from shares ("Redeemed Shares") of a registered open-end management investment company not distributed or managed by Lord Abbett (other than a money market fund), if such redemption has occurred no more than 60 days prior to the purchase of our shares, the Redeemed Shares were held for at least six months prior to redemption and the proceeds of redemption were maintained in cash or a money market fund prior to purchase. Purchasers should consider the impact, if any, of contingent deferred sales charges in determining whether to redeem shares for subsequent investment in our shares. Lord Abbett may suspend, change or terminate this purchase option at any time.

Our shares may be issued at net asset value in exchange for the assets, subject to possible tax adjustment, of a personal holding company or an investment company. There are economies of selling efforts and sales-related expenses with respect to offers to these investors and those referred to above.

The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your shares for those of Lord Abbett-sponsored funds currently offered to the public with a sales charge and GSMMF, to the extent offers and sales may be made in your state. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the Series being exchanged must have a value equal to at least the minimum initial investment required for the fund into which the exchange is made.

Shareholders in such other funds have the same right to exchange their shares for the Series' shares. Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received prior to the close of the NYSE in proper form. No sales charges are imposed except in the case of exchanges out of GSMMF (unless a sales charge was paid on the initial investment). Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing. You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and we reserve the right to terminate or limit the privilege of any shareholder who makes frequent exchanges. We can revoke or modify the privilege for all shareholders upon 60 days' prior notice. "Eligible Funds" are other Lord Abbett-sponsored funds which are eligible for the exchange privilege, except LASF which offers its shares only in connection with certain variable annuity contracts, LAEF which is not issuing shares, LARF and Lord Abbett Counsel Group.

A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementally by Lord Abbett or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Trustees may authorize redemption of all of the shares in any account in which there are fewer than 50 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account into an existing account in any other Eligible Fund. The account must be either your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

The Invest-A-Matic method of investing in the Series and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

The Systematic Withdrawal Plan (the "SWP") also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000. Lord Abbett prototype retirement plans have no such minimum. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Since the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when in effect a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms and custodial agreements for IRAs (Individual Retirement Accounts including Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans, including 401(k) plans. The forms name Investors Fiduciary Trust Company as custodian and contain specific information about the plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

                                       6.
                                Past Performance

The Series will compute its average annual compounded rate of total return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at prices calculated as stated in the Prospectus. The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation.

Our yield quotation will be based on a 30-day period ended on a specified date, computed by dividing our net investment income per share earned during the period by our maximum offering price per share on the last day of the period. This is determined by finding the following quotient: take the Series' dividends and interest earned during the period minus its expenses accrued for the period and divide by the product of (i) the average daily number of Series shares outstanding during the period that were entitled to receive dividends and (ii) the Series' maximum offering price per share on the last day of the period. To this quotient add one. This sum is multiplied by itself five times. Then one is subtracted from the product of this multiplication and the remainder is multiplied by two.

These figures represent past performance, and an investor should be aware that the investment return and principal value of a Series investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that such performance will be repeated in the future.


                                       7.
                                     Taxes

The value of any shares redeemed, repurchased or otherwise sold may be more or less than your tax basis in the shares at the time the redemption, repurchase or sale is made. Any gain or loss will generally be taxable for federal income tax purposes. Any loss realized on the sale, redemption or repurchase of Series shares which you have held for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any capital gains distributions which you received with respect to such shares. Losses on the sale of stock or securities are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, the taxpayer acquires stock or securities that are substantially identical.

The Series will be subject to a 4% non-deductible excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with a calendar-year distribution requirement. The Series intends to distribute to shareholders each year an amount adequate to avoid the imposition of such excise tax. Dividends paid by the Series will qualify for the dividends-received deduction for corporations to the extent they are derived from dividends paid by domestic corporations.

                                       8.
                           Information About the Fund

The Trustees, trustees and officers of Lord Abbett-sponsored mutual funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a Trustee of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, from profiting on trades of the same security within 60 days and from trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent Trustees and trustees of each Lord Abbett-sponsored mutual fund to the extent contemplated by the recommendations of the Advisory Group.

PART C              OTHER INFORMATION

Item 24.            Financial Statements and Exhibits

                    (a)     Financial Statements
                            None.

                    (b)     Exhibits -
                    99.B4  Form of Specimen Certificate*

                    99.B5  Form of Addendum to Management Agreement*

                    99.B6 Distribution agreement between Registrant and Lord Abbett & Co.****

                    99.B7 Retirement Plan for Non-interested Person Trustees and Trustees of Lord Abbett Funds.**
                           Lord Abbett Prototype  Retirements  Plans***
                              (1) 401(k)
                              (2) IRA
                              (3) 403(b)
                              (4)  Profit-Sharing,  and
                              (5) Money Purchases

                    99.B15 Form of Rule 12b-1 Distribution Plan and Agreement.*

*    Filed herewith.
** Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (on Form N1-A) of Lord Abbett Equity Fund (File No. 811-6033).
*** Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement (on Form N1-A) of Lord Abbett Securities Trust (File No. 811-7538).
**** Previously filed.

Item 25. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 26. Number of Record Holders of Securities

                  At __________, 1996 - _______

Item 27. Indemnification

     Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of Trustees and officers. Since Registrant has its executive offices in the State of New York, and is qualified as a foreign corporation doing business in such State, the persons covered by the foregoing statute may also be entitled to and subject to the limitations of the indemnification provisions of Section 721-726 of the New York Business Corporation Law.

     The general effect of these statutes is to protect officers, Trustees and employees of Registrant against legal liability and expenses incurred by reason of their positions with the Registrant. The statutes provide for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, Trustee or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-Laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, makes the indemnification of its Trustees mandatory subject only to the conditions and limitations imposed by the above-mentioned Section 2-418 of Maryland Law and by the provisions of Section 17(h) of the Investment Company Act of 1940 as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

     In referring in its By-Laws to, and making indemnification of Trustees subject to the conditions and limitations of, both Section 2-418 of the Maryland Law and Section 17(h) of the Investment Company Act of 1940, Registrant intends that conditions and limitations on the extent of the indemnification of Trustees imposed by the provisions of either Section 2-418 or Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of said Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-Laws to SEC Release No. IC-11330 as the source for interpretation and implementation of said Section 17(h), Registrant understands that it would be required under its By-Laws to use reasonable and fair means in determining whether indemnification of a Trustee should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" (as defined in the 1940 Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, Registrant will make advances of attorneys' fees or other expenses incurred by a Trustee in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking,

     (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party Trustees of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expense incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. In addition, Registrant maintains a Trustees' and officers' errors and omissions liability insurance policy protecting Trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as Trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.


 Item 28.         Business and Other Connections of Investment Adviser

     Lord, Abbett & Co. acts as investment advisor for seventeen other open-end investment companies (of which it is principal underwriter for fifteen), and as investment adviser to approximately 5,100 private accounts. Other than acting as Trustees and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of Trustee, officer, employee, partner or trustee of any entity except as follows:

         John J. Walsh
         Trustee
         The Brooklyn Hospital Center
         100 Parkside Avenue
         Brooklyn, N.Y.

Item 29. Principal Underwriter

         (a)     Affiliated Fund, Inc.
                 Lord Abbett U. S. Government Securities Fund, Inc.
                 Lord Abbett Bond-Debenture Fund, Inc.
                 Lord Abbett Value Appreciation Fund, Inc.
                 Lord Abbett Developing Growth Fund, Inc.
                 Lord Abbett Tax-Free Income Fund, Inc.
                 Lord Abbett California Tax-Free Income Fund, Inc.
                 Lord Abbett Fundamental Value Fund, Inc.
                 Lord Abbett Global Fund, Inc.
                 Lord Abbett U. S. Government Securities Money Market Fund, Inc. Lord Abbett Series Fund, Inc.
                 Lord Abbett Equity Fund
                 Lord Abbett Tax-Free Income Trust
                 Lord Abbett Securities Trust
                 Lord Abbett Investment Trust
                 Lord Abbett Research Fund, Inc.

                Investment Adviser
                American Skandia Trust (Lord Abbett Growth and Income Portfolio)

         (b)      The partners of Lord, Abbett & Co. are:

              Name and Principal                   Positions and Offices
              Business Address (1)                 with Registrant
              --------------------                 ---------------
              Ronald P. Lynch                      Chairman
              Robert S. Dow                        President
              Kenneth B. Cutler                    Vice President & Secretary
              Stephen I. Allen                     Vice President
              Daniel E. Carper                     Vice President
              Thomas S. Henderson                  Vice President
              Robert G. Morris                     Vice President
              E. Wayne Nordberg                    Vice President
              John J. Walsh                        Vice President

(1)           Each of the above has a principal business address
              767 Fifth Avenue, New York, NY 10153

              (c)            Not applicable

Item 30.      Location of Accounts and Records

               Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

               Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

Certain records such as canceled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 31.      Management Services

              None

Item 32.      Undertakings

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement and/or any amendment thereto to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22th day of December 1995.

                                  LORD ABBETT INVESTMENT TRUST


                                  By  /S/ RONALD P. LYNCH
                                     Ronald P. Lynch, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




NAME                         TITLE                               DATE
-----                        -----                               ----
                            Chairman,
/s/ Ronald P. Lynch         Trustee                           December 22, 1995


/s/ John J. Gargana, Jr.    Vice President &                  December 22, 1995
                            Chief Financial Officer

/s/ E. Thayer Bigelow        Trustee                          December 22, 1995

/s/ Stewart S. Dixon         Trustee                          December 22, 1995


/s/ Robert S. Dow            Trustee & President              December 22, 1995


/s/ John C. Jansing          Trustee                          December 22, 1995


/s/ C. Alan MacDonald        Trustee                          December 22, 1995


/s/ Hansel B. Millican, Jr.  Trustee                          December 22, 1995


/s/ Thomas J. Neff           Trustee                          December 22, 1995

                                 EXHIBIT INDEX


EXHIBIT
NO.                 DESCRIPTION
-------             -----------
99.B1          Form of Articles Supplementary to Articles of Incorporation
99.B4          Form of Specimen Share Certificate
99.B15         Form of Rule 12b-1 Plan (California Series)